UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Strategic Municipals, Inc.

SEMIANNUAL REPORT March 31, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
40	Information About the Review and Approval of the Fund’s Management Agreement
49	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipals, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2009 through March 31, 2010.

The municipal markets continued to show resiliency despite budgetary constraints and revenue shortfalls, due in part to the American Recovery and Reinvestment Act of 2009’s positive impact on credit conditions and supply-and-demand factors. In addition, taxable-equivalent yield differences — which have been favorable to municipals for most of the past 10 years — along with near-zero percent yields on money market funds have also helped buoy demand for municipal securities through this recent market cycle.

Considering the political risk that potentially might affect many investors, we believe tax efficiency will be an important consideration for investors over the next few years.As for the municipal bond market outlook, we believe there will be challenges faced by lower-rated municipalities, but that the overall market remains solvent and sound. With that said, investors may benefit from active management processes that employ fundamental and independent credit analysis of the securities in which they invest. If you have questions about municipals, talk to your financial advisor, who can help you navigate through the current market environment and recommend appropriate ways to seek potential opportunities while maintaining your long-term goals within the appropriate level of risk you’re willing to accept.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2009, through March 31, 2010, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2010, Dreyfus Strategic Municipals achieved a total return of 1.37% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.28 per share, which reflects an annualized distribution rate of 6.59%.2

Municipal bonds generally rallied over the reporting period amid an economic recovery and robust demand for a limited supply of securities. The fund’s higher yielding, corporate-backed holdings helped drive its performance, as did its leveraging strategy.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, we have constructed a portfolio derived from seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded with U.S. Economy

The reporting period began in the midst of a global recovery from a severe recession and financial crisis. Although the U.S. unemployment rate remained stubbornly high, evidence of economic improvement included rising manufacturing activity and an apparent bottoming of housing prices. Indeed, U.S. GDP returned to growth over the second half of 2009, but the pace of economic improvement proved to be slower than historical averages. In addition, most states continued to struggle with budget deficits due to tax revenue shortfalls and intensifying demand for services. In light of the sub-par economic recovery, the Federal Reserve Board left short-term interest rates unchanged in a historically low range between 0% and 0.25%.

As has been the case since early 2009, the municipal bond rally during the reporting period was fueled by positive investor sentiment while the economic recovery gained traction. In addition, the municipal bond market was supported by favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, a part of the federal stimulus package that shifted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand intensified as investors sought alternatives to low yielding money market funds.

In this environment, municipal bond yields trended downward and prices rose. Performance was particularly strong among lower-rated municipal bonds that had been punished severely during the downturn.

Security Selection Strategy Supported Fund Returns

The fund benefited over the reporting period from its holdings of lower-rated bonds backed by revenues from airlines, nursing homes and the states’ settlements of litigation with U.S. tobacco companies. The market rally was particularly pronounced in these areas. However, as the rally aged, valuations of lower-rated bonds climbed to less attractive levels. We sold or trimmed the fund’s holdings of municipal bonds rated BBB and lower, and we increased its exposure to A-rated bonds issued on behalf of health care facilities, airports, transportation projects and educational institutions.

The fund increased its dividend distribution rate in December 2009, primarily due to the benefits of steeper-than-average yield differences along the market’s maturity range, which enabled seasoned holdings to gain more value as they moved closer to final maturity. In addition, the fund received positive contributions to performance from its leveraging strategy, which benefited from historically low interest rates. During the reporting period, the fund called for the partial redemption of its auction-rate preferred shares, at par value and on a pro rata basis by series, in specified amounts.The fund intends to utilize tender option bonds as a replacement for the leverage provided by redeemed auction rate preferred shares.

Supply-and-Demand Factors May Remain Favorable

Although municipal bonds appeared to be fairly valued as of the reporting period’s end, we remain optimistic regarding their long-term prospects. Demand seems likely to remain robust as investors grow increasingly concerned about potential increases in state and federal income taxes. In addition, the Build America Bonds program may be extended beyond its current expiration date at the end of this year, which could keep the supply of new tax-exempt bonds relatively low. Consequently, we have retained our focus on higher-quality bonds. Of course, we are prepared to adjust our strategies as market conditions change.

April 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund's prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until
November 30, 2010, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2	Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—153.7%	Rate (%)	Date	Amount ($)		Value ($)
Arizona—8.2%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC,
FNMA and GNMA)	5.55	12/1/41	5,565,000		5,735,734
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River Project
Electric System Revenue)	5.00	1/1/38	17,210,000	[a,b]	17,943,920
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000		5,245,650
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000		5,952,540
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.80	12/1/11	6,000,000	[c]	6,550,080
Arkansas—.4%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	1,895,000		1,968,981
California—19.2%
Beverly Hills Unified School
District, GO	0.00	8/1/30	10,850,000	[d]	3,650,265
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		11,214,828
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		10,985,300
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		7,959,600
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000		2,002,060
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,925,000		1,747,496

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/30	3,000,000		2,702,250
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.00	7/1/39	5,000,000		4,147,400
California Statewide Communities
Development Authority,
Student Housing Revenue
(CHF-Irvine, LLC-UCI
East Campus Apartments,
Phase II)	5.75	5/15/32	2,500,000		2,514,300
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	5,000,000		4,622,050
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	12,275,000		9,584,075
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000		4,994,502
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.80	6/1/13	8,100,000	[c]	9,684,117
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.90	6/1/13	2,000,000	[c]	2,397,040
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		6,751,000
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,642,725

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/29	5,000,000		5,252,300
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	3,500,000		3,799,810
Colorado—4.2%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,698,820
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		4,134,795
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,235,000		1,305,025
Northwest Parkway Public Highway
Authority, Revenue (Prerefunded)	7.13	6/15/11	10,455,000	[c]	11,450,211
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	[c]	2,474,580
Florida—4.1%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,164,250
Greater Orlando Aviation
Authority, Airport
Facilities Revenue	6.25	10/1/20	8,000,000		8,953,760
Orange County School Board,
COP (Master Lease
Purchase Agreement)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/1/34	6,000,000		6,354,240
Georgia—6.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000		6,349,080
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	6,000,000		6,228,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000		4,604,575
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000		2,560,300
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000		6,311,220
Milledgeville-Baldwin County
Development Authority,
Revenue (Georgia College
and State Foundation)	6.00	9/1/13	2,090,000		2,416,751
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation) (Prerefunded)	6.00	9/1/14	2,000,000	[c]	2,384,280
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,500,000	[e]	3,704,540
Hawaii Department of Transportation,
Special Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	1,200,000		1,184,316
Idaho—1.0%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000		5,004,400
Illinois—2.4%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	1,840,000		1,945,469
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital) (Prerefunded)	6.88	5/15/10	4,940,000	[c]	5,025,610

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Metropolitan Pier and Exposition
Authority, State Tax Revenue
(McCormick Place Expansion
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	6/15/42	5,325,000	5,385,545
Indiana—.8%
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,250,098
Iowa—.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,702,740
Kansas—2.6%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity
of Leavenworth Health
Services Corporation)	6.25	12/1/28	3,000,000	3,036,420
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	2,680,000	2,726,337
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	5,300,000	5,590,069
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,520,000	1,564,293
Kentucky—1.9%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,029,820
Louisville/Jefferson County
Metro Government, Health
Facilities Revenue (Jewish
Hospital and Saint Mary's
HealthCare, Inc. Project)	6.13	2/1/37	2,300,000	2,384,364

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky (continued)
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/35	5,000,000		5,196,200
Louisiana—1.8%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	2,979,000		1,790,409
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,302,680
Maine—.6%
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	2,825,000		2,856,132
Maryland—2.0%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	5.75	9/1/37	2,010,000		2,131,766
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,500,000		1,529,955
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000		3,135,291
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000	[c]	3,493,350
Massachusetts—6.1%
Barclays Capital Municipal
Trust Receipts (Massachusetts
Health and Educational
Facilities Authority, Revenue
(Massachusetts Institute
of Technology Issue))	5.00	7/1/38	13,110,000	[a,b]	13,821,742

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities Authority,
Revenue (Civic Investments
Issue) (Prerefunded)	9.00	12/15/12	1,500,000 [c]	1,780,875
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	189,425
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,500,000	5,865,200
Massachusetts Housing Finance
Agency, Rental Housing Mortgage
Revenue (Insured; AMBAC)	5.50	7/1/40	4,000,000	3,262,080
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	6,000,000	5,690,460
Michigan—11.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,047,952
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000	2,902,650
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000	6,833,388
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	6,808,309
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	5,930,000	5,112,668
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	3,000,000	2,637,090
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,961,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	2,995,800
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	11,800,000	10,646,786
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	5,500,000	6,487,415
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	7,000,000	5,883,080
Minnesota—4.0%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,147,356	2,157,556
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	2,208,899	2,284,488
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	5,594,050
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	5,085,885
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,012,450
Mississippi—3.7%
Clairborne County,
PCR (System Energy
Resources, Inc. Project)	6.20	2/1/26	4,545,000	4,544,682

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Mississippi (continued)
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,283,240
Missouri—1.7%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.38	12/1/27	2,000,000	1,980,720
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,470,795
Missouri Development Finance
Board, Infrastructure Facilities
Revenue (Independence,
Crackerneck Creek Project)	5.00	3/1/28	2,000,000	1,962,780
Montana—.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	845,000	859,585
Nevada—2.2%
Clark County,
IDR (Nevada Power
Company Project)	5.60	10/1/30	6,800,000	6,352,560
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	4,968,150
New Hampshire—2.8%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,109,760
New Hampshire Health and
Educational Facilities Authority,
Revenue (Exeter Project)	6.00	10/1/24	1,000,000	1,023,860
New Hampshire Health and
Educational Facilities Authority,
Revenue (Exeter Project)	5.75	10/1/31	1,000,000	1,017,680

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Hampshire (continued)
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,006,500
New Jersey—3.4%
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/34	5,500,000	5,217,630
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.13	6/1/30	5,000,000	5,276,900
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,640,000 [c]	6,627,338
New Mexico—1.3%
New Mexico Hospital Equipment
Loan Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.00	8/1/39	5,500,000	5,474,480
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	945,000	1,009,562
New York—4.1%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	3,275,000	3,301,953
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,757,150

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,033,340
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000		5,303,650
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000		5,439,553
North Carolina—.6%
North Carolina Housing
Finance Agency, Home
Ownership Revenue	5.88	7/1/31	2,940,000		2,941,764
North Dakota—.0%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	220,000		229,491
Ohio—3.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000		2,521,740
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	[d]	1,419,133
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	[d]	1,250,927
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	5,900,000		6,135,469

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000 [b]	2,160,870
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	2,900,000	2,746,039
Oklahoma—.1%
Oklahoma Housing Finance Agency,
SFMR (Homeownership
Loan Program)	7.55	9/1/28	580,000	590,231
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	80,000	82,802
Oregon—1.2%
Multnomah County Hospital
Facilities Authority, Revenue
(Adventist Health System/West)	5.13	9/1/40	3,500,000	3,454,675
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	2,500,000	2,526,775
Pennsylvania—1.4%
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	5,000,000	5,109,100
Philadelphia Authority for
Industrial Development, Revenue
(Please Touch Museum Project)	5.25	9/1/31	2,500,000	2,120,825
Rhode Island—1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000	5,747,100
South Carolina—2.1%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000	10,840,100

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—6.2%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	[a,b]	10,106,100
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	5,000,000	[c]	5,637,150
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	3,000,000	[c]	3,361,140
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	10,000,000	[f]	4,644,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		7,744,380
Texas—15.7%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue
(Prerefunded)	6.70	1/1/11	4,000,000	[c]	4,187,400
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, School Building
Bonds (Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	[a,b,e]	8,968,476
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	5,000,000	[b]	3,113,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	11/1/28	3,000,000		3,010,830
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		10,418,300
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	2,000,000		2,251,720
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	6.38	6/1/11	3,500,000	[c]	3,769,150
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,710,550
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000		11,029,343
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		5,644,595
Sabine River Authority, PCR (TXU
Electric Company Project)	6.45	6/1/21	11,300,000		6,807,233
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.75	10/1/21	6,000,000		6,128,520
Texas Department of Housing and
Community Affairs, Home Mortgage
Revenue (Collateralized: FHLMC,
FNMA and GNMA)	12.63	7/2/24	700,000	[g]	778,099
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000		7,193,507

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Vermont—.1%
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	590,000		602,467
Virginia—4.1%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	[a,b]	10,118,200
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project) (Prerefunded)	6.25	6/15/10	10,500,000	[c]	10,734,360
Washington—2.7%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000		6,442,140
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	4,210,000		4,264,941
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,000,000		3,044,670
West Virginia—1.8%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		1,853,340
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000		4,809,900
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000		2,276,798

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—7.8%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	8,425,000		9,048,787
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/12	22,995,000	[c]	25,851,669
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000		2,412,609
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000		2,041,280
Wyoming—1.9%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000		4,229,010
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000		2,475,026
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000		2,824,250
U.S. Related—6.3%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000		2,044,460
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000		1,054,079
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000		2,010,340
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000		3,658,760
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	[e]	2,481,050
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	6.00	7/1/10	6,000,000	[c]	6,144,780

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,570,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000		11,845,570
Total Long-Term Municipal Investments
(cost $764,431,176)					776,710,741

Short-Term Municipal
Investments—2.8%
California—1.7%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.27	4/1/10	8,500,000	[h]	8,500,000
Massachusetts—.1%
Massachusetts Health and Educational
Facilities Authority, Revenue
(Harvard University Issue)	0.27	4/1/10	500,000	[h]	500,000
New York—1.0%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.28	4/1/10	5,000,000	[h]	5,000,000
Total Short-Term Municipal Investments
(cost $14,000,000)					14,000,000

Total Investments (cost $778,431,176)			156.5%		790,710,741
Liabilities, Less Cash and Receivables			(3.4%)		(16,943,088)
Preferred Stock, at redemption value			(53.1%)		(268,400,000)
Net Assets Applicable to Common Shareholders			100.0%		505,367,653

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $66,233,058 or 13.1% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Purchased on a delayed delivery basis.
f Non-income producing—security in default.
g Inverse floater security—the interest rate is subject to change periodically.
h Variable rate demand note—rate shown is the interest rate in effect at March 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	31.9
AA		Aa		AA	14.7
A		A		A	19.4
BBB		Baa		BBB	19.5
BB		Ba		BB	2.8
B		B		B	3.4
F1		MIG1/P1		SP1/A1	1.8
Not Rated[i]		Not Rated[i]		Not Rated[i]	6.5
					100.0

†	Based on total investments.
i	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	778,431,176	790,710,741
Cash		10,612,444
Interest receivable		13,472,519
Prepaid expenses		10,942
		814,806,646
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		499,807
Payable for floating rate notes issued—Note 3		29,415,000
Payable for investment securities purchased		10,814,368
Interest and expense payable related
to floating rate notes issued—Note 3		72,079
Commissions payable		43,956
Dividends payable to Preferred Shareholders		12,817
Accrued expenses		180,966
		41,038,993
Auction Preferred Stock, Series M,T,W,Th and F,
par value $.001 per share (10,736 shares issued
and outstanding at $25,000 per share
liquidation preference)—Note 1		268,400,000
Net Assets applicable to Common Shareholders ($)		505,367,653
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(60,856,295 shares issued and outstanding)		60,856
Paid-in capital		573,724,057
Accumulated undistributed investment income—net		9,473,205
Accumulated net realized gain (loss) on investments		(90,170,030)
Accumulated net unrealized appreciation
(depreciation) on investments		12,279,565
Net Assets applicable to Common Shareholders ($)		505,367,653
Shares Outstanding
(500 million shares authorized)		60,856,295
Net Asset Value, per share of Common Stock ($)		8.30

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	22,305,905
Expenses:
Management fee—Note 2(a)	2,941,332
Commission fees—Note 1	234,131
Interest and expense related to floating rate notes issued—Note 3	72,079
Custodian fees—Note 2(b)	70,168
Shareholder servicing costs—Note 2(b)	48,586
Professional fees	39,414
Shareholders' report	34,839
Directors' fees and expenses—Note 2(c)	32,599
Registration fees	17,949
Miscellaneous	34,984
Total Expenses	3,526,081
Less—reduction in management fee due to undertaking—Note 2(a)	(392,178)
Net Expenses	3,133,903
Investment Income—Net	19,172,002
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(760,578)
Net unrealized appreciation (depreciation) on investments	(11,017,108)
Net Realized and Unrealized Gain (Loss) on Investments	(11,777,686)
Dividends to Preferred Shareholders	(537,920)
Net Increase in Net Assets Resulting from Operations	6,856,396

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
Operations ($):
Investment income—net	19,172,002	40,898,461
Net realized gain (loss) on investments	(760,578)	(33,619,710)
Net unrealized appreciation
(depreciation) on investments	(11,017,108)	63,210,009
Dividends to Preferred Shareholders	(537,920)	(3,662,757)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,856,396	66,826,003
Dividends to Common Shareholders from ($):
Investment income—net	(17,016,935)	(30,626,523)
Capital Stock Transactions ($):
Dividends reinvested	742,240	—
Total Increase (Decrease) in Net Assets	(9,418,299)	36,199,480
Net Assets ($):
Beginning of Period	514,785,952	478,586,472
End of Period	505,367,653	514,785,952
Undistributed investment income—net	9,473,205	7,856,058
Capital Share Transactions (Shares):
Increase in Shares Outstanding
as a Result of Dividends Reinvested	89,374	—

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	March 31, 2010		Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	8.47	7.88	9.12	9.46	9.38	9.18
Investment Operations:
Investment income—net[a]	.32	.67	.68	.69	.66	.66
Net realized and unrealized
gain (loss) on investments	(.20)	.48	(1.25)	(.36)	.09	.21
Dividends on Preferred
Stock from investment
income—net	(.01)	(.06)	(.17)	(.17)	(.15)	(.10)
Total from
Investment Operations	.11	1.09	(.74)	.16	.60	.77
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.28)	(.50)	(.50)	(.50)	(.52)	(.57)
Net asset value, end of period	8.30	8.47	7.88	9.12	9.46	9.38
Market value, end of period	8.50	7.91	6.75	8.74	9.18	8.87
Total Return (%)[b]	11.16[c]	26.05	(18.00)	.46	9.74	6.87

Six Months Ended
March 31, 2010			Year Ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.41[e]	1.50	1.58	1.63	1.55	1.47
Ratio of net expenses to average
net assets applicable
to Common Stock[d]	1.25[e]	1.34	1.42	1.48	1.40	1.33
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	.03[e]	—	.17	.28	.18	.10
Ratio of net investment income
to average net assets applicable
to Common Stock[d]	7.64[e]	9.09	7.79	7.38	7.15	7.03
Ratio of total expenses
to total average net assets	.90[e]	.92	1.03	1.09	1.03	.98
Ratio of net expenses
to total average net assets	.80[e]	.82	.92	.99	.93	.89
Ratio of interest and expense related
to floating rate notes issued
to total average net assets	.02[e]	—	.11	.19	.12	.07
Ratio of net investment income
to total average net assets	4.89[e]	5.57	5.07	4.92	4.75	4.67
Portfolio Turnover Rate	13.65[c]	28.72	48.60	34.75	31.44	27.96
Asset coverage of Preferred Stock,
end of period	288	281	268	294	301	299
Net Assets, net of
Preferred Stock,
end of period ($ x 1,000)	505,368	514,786	478,586	553,598	573,391	568,264
Preferred Stock outstanding,
end of period ($ x 1,000)	268,400	285,000	285,000	285,000	285,000	285,000

a	Based on average common shares outstanding at each month end.
b	Calculated based on market value.
c	Not annulized.
d	Does not reflect the effect of dividends to Preferred Shareholders.
e	Annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The fund’s Common Stock trades on the NewYork Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 2,120 shares of Series M, Series T and Series F and 2,188 shares of Series W and Series TH for a total of 10,736 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation).APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors. The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

On November 9, 2009, the Board of Directors authorized the fund to redeem up to 25% of the fund’s APS, subject to market, regulatory and other conditions and factors, over a period of up to approximately twelve months.

During the period ended March 31, 2010, the fund announced the following redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
M	92	2,300,000	March 9, 2010
T	92	2,300,000	March 10, 2010
W	92	2,300,000	March 11, 2010
TH	92	2,300,000	March 12, 2010
F	92	2,300,000	March 8, 2010
M	68	1,700,000	March 30, 2010
T	68	1,700,000	March 31, 2010
F	68	1,700,000	March 29, 2010
Total	664	16,600,000

On March 10, 2010, the fund announced the following additional redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
W	68	1,700,000	April 1, 2010
TH	68	1,700,000	April 5, 2010
Total	136	3,400,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	790,710,741	—	790,710,741

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share

(but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Shareowner Services, a subsidiary of BNY Mellon and an affiliate of Dreyfus, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 30, 2010, the Board of Directors declared a cash dividend of $0.049 per share from investment income-net, payable on April 30, 2010 to Common Shareholders of record as of the close of business on April 15, 2010.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividends rates as of March 31, 2010, for each Series of APS were as follows: Series M-0.442%, Series T-0.442%, Series W-0.457%, Series TH-0.457% and Series F-0.457%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2010 for each Series of APS were as follows: Series M-0.38%, Series T-0.38%, Series W-0.38%, Series TH-0.38% and Series F-0.38%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $56,981,037 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2009. If not applied, $19,582,677 of the carryover expires in fiscal 2011, $27,258,106 expires in fiscal 2012, $264,789 expires in fiscal 2016 and $9,875,465 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2009 was as follows: tax exempt income $34,279,700 and ordinary income $9,580.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding auction preferred stock, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of the next $20 million and 1% of the excess over $30 million of the average value of the fund’s net assets.The Manager has currently undertaken for the period from October 1, 2009 through November 30, 2010, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding).The reduction in management fee, pursuant to the undertaking, amounted to $392,178 during the period ended March 31, 2010.

(b) The fund compensates BNY Mellon Shareowner Services under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $48,586 pursuant to the transfer agency agreement, which is included in shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2010, the fund was charged $70,168 pursuant to the custody agreement.

During the period ended March 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $498,615, custodian fees $44,632, transfer agency per account fees $20,300 and chief compliance officer fees $2,742, which are offset against an expense reimbursement currently in effect in the amount of $66,482.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2010, amounted to $103,763,727 and $127,179,412, respectively.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010. These disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2010, was approximately $10,188,300, with related weighted average annualized interest rate of 1.43%.

At March 31, 2010, accumulated net unrealized appreciation on investments was $12,279,565, consisting of $36,438,523 gross unrealized appreciation and $24,158,958 gross unrealized depreciation.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:

On April 8, 2010, the fund announced the following redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
M	154	3,850,000	April 27, 2010
T	154	3,850,000	April 28, 2010
W	154	3,850,000	April 29, 2010
TH	154	3,850,000	April 30, 2010
F	154	3,850,000	April 26, 2010
Total	770	19,250,000

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on November 9-10, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory services, and the fund’s separate Administration Agreement, pursuant to which the Manager provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives noted the fund’s closed-end structure, the relationships the Manager has with various intermediaries, the different needs of each intermediary, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to fund shareholders.The Board noted the fund’s asset size and considered that a closed-end fund is not subject to the inflows and outflows of assets as an open-end fund would be that would increase or decrease its asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable “leveraged” funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance on an net asset value and market price basis, as well as comparisons of total return performance for various periods ended September 30, 2009 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total return on a net asset value basis to the fund’s Lipper category average return for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2009. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee (based on net assets attributable to common stock only) was higher than the Expense Group median and that the fund’s actual management fee (based on net assets attrib-

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

utable to common and leveraged shares and to common shares only) was higher than the respective Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio (also based on net assets attributable to common and leveraged shares and to common shares only) was lower than the Expense Group and Expense Universe medians.The Board noted the undertaking in effect by the Manager over the past year to waive receipt of .10% of the fund’s management fee and the Manager’s commitment to continue such waiver through May 31, 2010.

With respect to the fund’s performance on a net asset value basis, the Board noted that the fund’s total return performance was lower than the Performance Group and Performance Universe medians for each reported time period up to 10 years.

On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were higher than the Performance Group median for 8 of the 10 annual periods (and at or lower than the median for the other two time periods), and higher than the Performance Universe median for 8 of the 10 annual periods (lower in each of the other two periods).

With respect to the fund’s performance on a market price basis, the Board noted that the fund achieved total return results lower than the Performance Group and Performance Universe medians for each reported time period up to 5 years (higher than the Performance Group median for the 10-year period and at the Performance Universe median for the 10-year period). On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were higher than the Performance Group and Performance Universe medians for 8 of the 10 reported annual periods (lower in the two oldest annual periods).

The Board received a presentation from the fund’s portfolio manager on the fund’s investment decision-making process and strategy over the past year, and the material factors that affected the fund’s relative total return performance on a net asset value basis over the past year.

The Board also noted the fund’s stronger relative total return performance record in previous years and the portfolio manager’s long-term track record in managing municipal bond funds generally, including closed-end funds, and the fund’s consistently strong yield performance results.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by investment companies managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”). It was noted that each Similar Fund also was a closed-end fund, for which similar services to be provided by the Manager are required.The Board members analyzed differences in fees paid to the Manager and discussed the relationship of the management fees in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s waiver of receipt of a portion of the management fee over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s competitive yield perfor- mance and the portfolio manager’s overall experience and expertise in managing closed-end municipal bond funds.The Board also noted the portfolio strategy that impacted the fund’s relative total return performance over the past year and the portfolio manager’s expecta- tions for improvement.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, including the Manager’s undertaking to waive receipt of 0.10% of the fund’s man- agement fee through May 31, 2010, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement for a shorter six-month period, through May 31, 2010, was in the best interests of the fund and its shareholders, noting that the six-month re-approval period offered the Board the opportunity to re-assess the fund’s current portfolio strategy and the impact on relative total return performance.

The Fund 45

NOTES

The Fund 47

NOTES

For More Information

Dreyfus Strategic Municipals, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Registrar (Common Stock)

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

BNY Mellon Shareowner Services
P.O. Box 35803
Pittsburgh, PA 15252

Ticker Symbol: LEO

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

0853SA0310

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)